Provision for contingencies - (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 389,274	R$ 162,213
Civil contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	58,457	64,104
Labor contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	10,139	2,227
Tax contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 320,678	R$ 95,882